INCOME TAXES (Tables)	12 Months Ended
Jun. 24, 2015
Income Tax Disclosure [Abstract]
Provision For Income Taxes From Continuing Operations
The provision for income taxes consists of the following (in thousands):

	2015	2014	2013
Current income tax expense:
Federal	$59,726	$66,170	$46,852
State	11,862	15,219	11,800
Foreign	3,319	3,550	2,879
Total current income tax expense	74,907	84,939	61,531
Deferred income tax (benefit) expense:
Federal	10,754	(18,715)	7,344
State	2,018	(4,087)	(1,919)
Foreign	(96)	112	0
Total deferred income tax (benefit) expense	12,676	(22,690)	5,425
	$87,583	$62,249	$66,956

Reconciliation Between Reported Provision for Income Taxes And Amount Computed By Statutory Federal Income Tax Rate
A reconciliation between the reported provision for income taxes and the amount computed by applying the statutory Federal income tax rate of 35% to income before provision for income taxes is as follows (in thousands):

	2015	2014	2013
Income tax expense at statutory rate	$99,497	$75,701	$80,610
FICA tax credit	(18,633)	(18,116)	(16,450)
State income taxes, net of Federal benefit	8,646	7,636	6,368
Other	(1,927)	(2,972)	(3,572)
	$87,583	$62,249	$66,956

Deferred Income Tax Assets And Liabilities
The income tax effects of temporary differences that give rise to significant portions of deferred income tax assets and liabilities as of June 24, 2015 and June 25, 2014 are as follows (in thousands):

	2015	2014
Deferred income tax assets:
Leasing transactions	$38,858	$40,085
Stock-based compensation	13,105	13,698
Restructure charges and impairments	2,303	16,726
Insurance reserves	18,567	18,550
Employee benefit plans	470	404
Gift cards	18,499	15,497
Other, net	9,804	8,975
Total deferred income tax assets	101,606	113,935
Deferred income tax liabilities:
Prepaid expenses	16,803	16,462
Goodwill and other amortization	27,713	26,551
Depreciation and capitalized interest on property and equipment	19,990	20,982
Other, net	3,963	3,680
Total deferred income tax liabilities	68,469	67,675
Net deferred income tax asset	$33,137	$46,260

Reconciliation Of Unrecognized Tax Benefits
A reconciliation of unrecognized tax benefits for the fiscal years ended June 24, 2015 and June 25, 2014 are as follows (in thousands):

	2015	2014
Balance at beginning of year	$7,375	$6,388
Additions based on tax positions related to the current year	760	1,582
Additions based on tax positions related to prior years	18	347
Settlements with tax authorities	(371)	(339)
Expiration of statute of limitations	(1,694)	(603)
Balance at end of year	$6,088	$7,375